Description of Plan - Forfeitures (Details) - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Severance period for forfeiture	5 years
Forfeited account balance	$ 756	$ 838
Forfeited nonvested account, decrease from administrative expenses and employer contribution	$ 1,528	$ 200